COMMITMENTS (Details Textuals 1) (Employment Agreements, USD $)	12 Months Ended	6 Months Ended
	Dec. 31, 2010 President and Chief Executive Officer	Jun. 30, 2012 President	Jun. 30, 2012 Vice-President and Secretary	Jun. 30, 2012 Controller and Principal Accounting Officer
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Annual base salary	$ 125,000	$ 125,000	$ 100,000	$ 80,000
Accrued officer's compensation		$ 210,654	$ 74,162	$ 82,550